June 7, 2016

VIA EDGAR

Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:    Guggenheim Variable Funds Trust (File Nos. 002-59353 and 811-02753) (the “Trust”)

Ladies and Gentlemen:

Pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, attached for filing via the EDGAR system is a definitive proxy statement and proxy materials (“Proxy Materials”) for a special meeting of shareholders (“Meeting”) currently expected to be held on or about July 29, 2016.

The Meeting is being held for the purpose of asking shareholders of Series M (Macro Opportunities Series), a series of the Trust (the “Fund”), to vote to approve a plan of liquidation relating to the Fund.

No fee is required in connection with this filing. Definitive copies of the Proxy Materials are currently expected to be mailed to shareholders starting on or about June 9, 2016. Please direct any questions concerning the filing to Julien Bourgeois at Dechert LLP at 202.261.3451 or James V. Catano at Dechert LLP at 202.261.3376.

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Very truly yours,

/s/ Amy J. Lee
Amy J. Lee
Vice President and Chief Legal Officer
Guggenheim Variable Funds Trust